PROPERTY AND EQUIPMENT (Details) - USD ($)	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Property and equipment, gross	$ 465,942	$ 419,678	$ 280,984
Less: accumulated depreciation and amortization	(79,300)	(54,444)	(17,669)
Total property and equipment, net	386,642	365,234	263,315
Computer Equipment [Member]
Property and equipment, gross	8,653	8,653	8,653
Finance lease equipment [Member]
Property and equipment, gross	239,595	239,595	239,595
Manufacturing Equipment [Member]
Property and equipment, gross	$ 217,694	$ 171,430	$ 32,736